Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	9.15%	2.67%	(3.73%)	26.34%	(4.31%)	19.66%	(4.89%)	16.78%	10.33%	0.06%
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	3.90%	17.43%	(10.63%)	10.93%	2.83%	21.04%	(15.87%)	17.72%	0.79%	(3.92%)
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	4.51%	5.43%	0.19%	21.60%	11.71%	22.47%	(9.84%)	1.52%	18.90%	(6.82%)
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	9.35%	5.17%	(5.71%)	20.13%	1.90%	24.10%	(5.17%)	17.61%	13.89%	(1.62%)
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	9.22%	26.11%	(13.23%)	6.51%	8.37%	19.49%	(16.42%)	29.44%	6.01%	(11.14%)
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Annual Return [Percent]	6.57%	0.79%	0.50%	21.37%	1.24%	17.84%	(5.33%)	10.37%	11.30%